SUBSEQUENT EVENTS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 18, 2020 USD ($) Share	Dec. 31, 2019 USD ($) Share	Dec. 31, 2018 USD ($) Share
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | Share		720,000	950,000
Weighted average exercise price of share options granted | $		$ 0.79	$ 0.51
Subsequent Events [Member] | Director [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | Share	200,000
Weighted average exercise price of share options granted | $	$ 0.76
Description of options vested	The options vest 1/3 on grant date, 1/3 on the first anniversary of the grant date, and 1/3 on the second anniversary of the grant date.